2b. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Intangible assets, net, consist of the following at December 31:

	USEFUL LIVES	2013	2012

Contractual license	5 years	$250,000	$250,000
Acquisition of intellectual property (FuturLink)	5 years	160,200	–
Website technology development	5 years	45,000	–
		455,200	250,000
Less Accumulated Depreciation		153,416	83,333
		$301,784	$166,667

Future amortization, for the years ending December 31, is as follows:

2013	$91,040
2014	91,040
2015	57,707
2016	41,040
2017	20,957
thereafter	–
301,784

Amortization expense for the years ended December 31, 2013 and 2012 was $70,083 and $50,000, respectively.

Acquisition of Assets of FuturLink

On March 7, 2013, the Company acquired the assets of FuturLink at a cost of approximately $160,200, which cash was paid from the Company’s current working capital. These assets include, without limitation, the FuturLink technology (patents and source codes), trademark(s) and access point (proximity marketing) component parts. At the time of acquisition, FuturLink’s assets were minimal; the purchase price was apportioned to the intellectual property received in exchange. The Company changed its name to Mobility Networks upon acquisition and is a consolidated component of these financial statements.